Segments Disclosures - Geographic Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenues	$ 2,101	$ 2,347	$ 2,249
PP&E	5,822	6,207	6,164
Right-of-use assets	141	146	52
Intangible assets	313	318	373
Other assets	206	198
Goodwill	463	464
Canada
Disclosure of geographical areas [line items]
Revenues	1,227	1,460	1,573
PP&E	4,661	4,854
Right-of-use assets	107	109
Intangible assets	185	213
Other assets	74	75
Goodwill	418	418
US
Disclosure of geographical areas [line items]
Revenues	716	727	511
PP&E	737	863
Right-of-use assets	30	33
Intangible assets	94	68
Other assets	61	47
Goodwill	45	46
Australia
Disclosure of geographical areas [line items]
Revenues	158	160	$ 165
PP&E	424	490
Right-of-use assets	4	4
Intangible assets	34	37
Other assets	71	76
Goodwill	$ 0	$ 0